UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -----------------

Check here if Amendment |_|; Amendment Number:  _______
   This Amendment (Check only one):  |_|  is a restatement.
                                     |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lauren Isenman
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Lauren Isenman, New York, NY, February 14, 2008

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            38
                                         ------------------

Form 13F Information Table Value Total:      $1639525
                                         ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      -----  ----------------------  -------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ADAPTEC INC                 COM        00651F108     61380  18159884  SH           OTHER           1          0     18159884     0
------------------------------------------------------------------------------------------------------------------------------------
ANGELICA CORP               COM        034663104     34242   1792770  SH           OTHER           1          0      1792770     0
------------------------------------------------------------------------------------------------------------------------------------
BEVERLY HILLS BANCORP DEL   COM        087866109        85     16529  SH           OTHER           1          0        16529     0
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM        109696104    180851   3027310  SH           OTHER           1          0      3027310     0
------------------------------------------------------------------------------------------------------------------------------------
CHURCHILL VENTURES LTD      COM        17157P109      1452    190300  SH           OTHER           1          0       190300     0
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW    208464883    138675  11040979  SH           OTHER           1          0     11040979     0
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL MATLS CORP      COM PAR    211615307      8661    335700  SH           OTHER           1          0       335700     0
                            $0.25
------------------------------------------------------------------------------------------------------------------------------------
DCAP GROUP INC              COM        233065200        30     18181  SH           OTHER           1          0        18181     0
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC              COM        26874Q100    104180   1747400  SH           OTHER           1          0      1747400     0
------------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM        270321102     84246  11915920  SH           OTHER           1          0     11915920     0
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC              COM        29355X107     65599   2140257  SH           OTHER           1          0      2140257     0
------------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM        368682100     93677   8034059  SH           OTHER           1          0      8034059     0
------------------------------------------------------------------------------------------------------------------------------------
GEOPETRO RESOURCES CO       COM        37248H304        60     17070  SH           OTHER           1          0        17070     0
------------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   COM        385034103      1921    246800  SH           OTHER           1          0       246800     0
------------------------------------------------------------------------------------------------------------------------------------
HIGHLANDS ACQUISITION CORP  COM        430880104      5096    560000  SH           OTHER           1          0       560000     0
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC   COM        451713101    162181  12456300  SH           OTHER           1          0     12456300     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON OUTDOORS INC        CL A       479167108     10123    449914  SH           OTHER           1          0       449914     0
------------------------------------------------------------------------------------------------------------------------------------
MARATHON ACQUISITION CORP   COM        565756103     18502   2378200  SH           OTHER           1          0      2378200     0
------------------------------------------------------------------------------------------------------------------------------------
MEDIA & ENTMT HOLDINGS INC  COM        58439W108       163     22000  SH           OTHER           1          0        22000     0
------------------------------------------------------------------------------------------------------------------------------------
NATHANS FAMOUS INC NEW      COM        632347100     17788   1018200  SH           OTHER           1          0      1018200     0
------------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP      COM        639067107       206     21634  SH           OTHER           1          0        21634     0
------------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC      COM        644398109     16034   2915329  SH           OTHER           1          0      2915329     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHFIELD LABS INC         COM        666135108        28     27100  SH           OTHER           1          0        27100     0
------------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW   692830508      2082    351085  SH           OTHER           1          0       351085     0
------------------------------------------------------------------------------------------------------------------------------------
PHARMATHENE INC             COM        71714G102      4253   1076594  SH           OTHER           1          0      1076594     0
------------------------------------------------------------------------------------------------------------------------------------
PLAYBOY ENTERPRISES INC     CL B       728117300      5719    627100  SH           OTHER           1          0       627100     0
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM        74153Q102    176151   5196200  SH      CALL OTHER           1          0      5196200     0
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     W EXP      75966C115       190    476200  SH           OTHER           1          0       476200     0
CORP                        01/28/201
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     COM        75966C305      5063    904100  SH           OTHER           1          0       904100     0
CORP
------------------------------------------------------------------------------------------------------------------------------------
RONSON CORP                 COM NEW    776338204       782    460034  SH           OTHER           1          0       460034     0
------------------------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE INC       COM        778669101       825   2171940  SH           OTHER           1          0      2171940     0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM        779382100    388834   9853869  SH           OTHER           1          0      9853869     0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM        779382100      3946    100000  SH      CALL OTHER           1          0       100000     0
------------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM        784413106     32171   1608550  SH           OTHER           1          0      1608550     0
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM        816288104      4581   2545222  SH           OTHER           1          0      2545222     0
------------------------------------------------------------------------------------------------------------------------------------
STONELEIGH PARTNERS ACQUS   COM        861923100      4286    573700  SH           OTHER           1          0       573700     0
CO
------------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION GROUPCOM        89366E100      4748    624800  SH           OTHER           1          0       624800     0
------------------------------------------------------------------------------------------------------------------------------------
UNION STREET ACQ CORP       COM        908536105       714     93300  SH           OTHER           1          0        93300     0
------------------------------------------------------------------------------------------------------------------------------------

